Associated companies - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 1,128,894	$ 971,517
Combined Investments | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Shannon Engine Support Ltd (“SES”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	50.00%
Equity method investments	$ 958,707	797,185
AerDragon Aviation Partners Limited and its Subsidiaries (“AerDragon”)
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	16.70%
Equity method investments	$ 86,669	91,898
Other
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 83,518	$ 82,434
Other | Maximum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	39.30%
Other | Minimum
Schedule of Equity Method Investments [Line Items]
Ownership (in percentage)	9.50%